Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - RMB [Member]	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Period-end Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.1203	7.0149	7.2952
Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency Exchange Rates	7.2134	7.1918	7.0511